Equity-settled share-based transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number and aggregate fair value of RSU
The number of RSUs and aggregate fair value of RSUs granted to certain employees, directors and third parties under Prenetics 2022 Plan were as follows,

Grant date	Number of RSUs	Closing price per ordinary share less subscription price per ordinary share	Aggregate fair value of the RSUs
On May 18, 2022	144,522	$7.64	$1,104,148
On June 30, 2022	2,446,557	4.04	9,884,090
On December 31, 2022	946,330	2.00	1,892,660
On February 1, 2023	66,666	1.49	99,332
On June 23, 2023	16,486,108	0.90	14,874,763
On June 30, 2023	2,403,529	0.79	1,903,341
On December 31, 2023	7,928	3.39	26,855

Schedule of number and weighted average exercise prices of RSU and share options
The number and weighted average exercise prices of the RSUs are as follows:

	2023		2022
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	2,360,267	$—	—
Granted	$0.03	18,964,231	0.01	3,537,409
Cancelled	$0.001	(9,364,807)	0.01	(75,031)
Exercised	$0.004	(878,332)	0.01	(1,102,111)
Outstanding balance at December 31	$0.06	11,081,359	$0.01	2,360,267
Exercisable balance at December 31	$0.001	180,194	$0.01	16,775
The number and weighted average exercise prices of the RSUs are as follows:

	2023		2022
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	1,690,766	$0.01	14,748,217
Exercised	0.01	(829,459)	0.01	(12,821,445)
Forfeited	0.01	(26,360)	0.01	(168,894)
Cancelled	—	—	0.01	(67,112)
Outstanding balance at December 31	$0.01	834,947	$0.01	1,690,766
Exercisable balance at December 31	$0.01	283,338	$0.01	14,571

Schedule of details of the restricted share units outstanding
Details of the RSUs outstanding at December 31, 2023 and 2022 are as follows:

	Number of instruments
	2023	2022
RSUs granted to directors	821,111	1,636,011
RSUs granted to employees	2,126	43,045
RSUs granted to third parties	11,710	11,710
	834,947	1,690,766

Schedule of fair value of RSUs and assumptions

2021
Fair value of RSUs and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	0%
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%